Shareholders' equity - Summary of Information Related to Stock Options (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Statement Line Items [Line Items]
Number of share options outstanding (in options)	2,930,958	3,770,072	3,223,475
Weighted Average remaining contractual life (years)	5 years 6 months 25 days
Weighted average exercise price (in CAD per share)	$ 8.60	$ 8.37	$ 9.23
Number of options outstanding (in options)	1,567,231	1,670,056
Weighted Average remaining contractual life (years)	4 years 5 months 12 days
Weighted average exercise price (in CAD per share)	$ 9.17	$ 8.45
Range 1
Statement Line Items [Line Items]
Number of share options outstanding (in options)	490,144
Weighted Average remaining contractual life (years)	2 years 9 months 18 days
Weighted average exercise price (in CAD per share)	$ 6.73
Number of options outstanding (in options)	490,144
Weighted Average remaining contractual life (years)	2 years 9 months 18 days
Weighted average exercise price (in CAD per share)	$ 6.73
Range 1 | Bottom of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	6.71
Range 1 | Top of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 6.86
Range 2
Statement Line Items [Line Items]
Number of share options outstanding (in options)	1,087,686
Weighted Average remaining contractual life (years)	6 years 10 months 17 days
Weighted average exercise price (in CAD per share)	$ 6.94
Number of options outstanding (in options)	362,553
Weighted Average remaining contractual life (years)	6 years 10 months 17 days
Weighted average exercise price (in CAD per share)	$ 6.94
Range 2 | Bottom of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	6.87
Range 2 | Top of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 6.99
Range 3
Statement Line Items [Line Items]
Number of share options outstanding (in options)	559,807
Weighted Average remaining contractual life (years)	6 years 6 months 10 days
Weighted average exercise price (in CAD per share)	$ 8.14
Number of options outstanding (in options)	59,843
Weighted Average remaining contractual life (years)	2 months 4 days
Weighted average exercise price (in CAD per share)	$ 7.32
Range 3 | Bottom of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	7
Range 3 | Top of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 10.32
Range 4
Statement Line Items [Line Items]
Number of share options outstanding (in options)	432,966
Weighted Average remaining contractual life (years)	5 years 2 months 1 day
Weighted average exercise price (in CAD per share)	$ 12.22
Number of options outstanding (in options)	294,336
Weighted Average remaining contractual life (years)	5 years 2 months 1 day
Weighted average exercise price (in CAD per share)	$ 12.22
Range 4 | Bottom of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	10.33
Range 4 | Top of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 12.37
Range 5
Statement Line Items [Line Items]
Number of share options outstanding (in options)	360,355
Weighted Average remaining contractual life (years)	4 years 4 months 13 days
Weighted average exercise price (in CAD per share)	$ 12.54
Number of options outstanding (in options)	360,355
Weighted Average remaining contractual life (years)	4 years 4 months 13 days
Weighted average exercise price (in CAD per share)	$ 12.54
Range 5 | Bottom of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	12.38
Range 5 | Top of range
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 17.98